Shareholders Equity (Parenthetical)	Aug. 31, 2011	May 31, 2010
Statement of Stockholders' Equity [Abstract]
Common stock issued to founders for services per share	0.0001	0.0001
Common stock issued to founders for services per share	0.0001	0.0001
Common stock issued for cash per share	0.05	0.05
Common stock issued for cash per share	0.05	0.05